Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of lease investment and net lease investment
(c) As of December 31, 2018 and 2019, the Company’s gross investment and net investment in the leases are as follows:

(in millions of Won)	2018		2019
Less than 1 year	￦	57,820	237
1 year - 3 years		49,678	46,161
Undiscounted lease payments		107,498	46,398
Unrealized interest income		(4,138)	(2,452)

Present value of minimum lease payment	￦	103,360	43,946

Other receivables [member]
Statement [LineItems]
Summary of Financial Assets
(1)	The details of other receivables as of December 31, 2019 and 2018, are as follows:

(in millions of Won)	2018		2019
Current
Loans	￦	236,782	367,580
Other accounts receivable		954,030	971,845
Accrued income		220,066	272,528
Deposits		108,640	86,519
Lease receivables		—	48,744
Others		16,201	14,510
Less: Allowance for doubtful accounts		(150,090)	(180,209)

	￦	1,385,629	1,581,517

Non-current
Loans	￦	731,344	701,529
Other accounts receivable		155,936	209,039
Accrued income		1,855	65,275
Deposits		152,072	238,261
Lease receivables		—	179,315
Less: Allowance for doubtful accounts		(177,967)	(252,540)

	￦	863,240	1,140,879

Summary of lease investment and net lease investment
(3)	As of December 31, 2019, gross investment and net investment in the leases are as follows:

(in millions of Won)
total lease investment and lease net investment - Undiscounted contractual cash flows	2019
Less than 1 year	￦	56,796
1 year - 3 years		107,955
3 year - 5 years		70,742
Over 5 years		16,089

Undiscounted lease payments		251,582
Unrealized interest income		(23,523)

Present value of minimum lease payment	￦	228,059

Others [member]
Statement [LineItems]
Summary of Financial Assets
Other financial assets as of December 31, 2018 and 2019 are as follows:

(in millions of Won)	2018		2019
Current
Derivatives assets	￦	47,288	47,541
Debt securities		2,987	342,371
Deposit instruments(*1,2)		1,931,518	1,744,895
Short-term financial instruments(*2)		6,099,303	6,861,242

	￦	8,081,096	8,996,049

Non-current
Derivatives assets	￦	1,795	64,737
Equity securities(*3)		1,238,630	1,204,902
Debt securities		34,327	22,380
Other securities(*3)		338,106	343,183
Deposit instruments(*2)		35,040	34,187

	￦	1,647,898	1,669,389

(*1)	As of December 31, 2018 and 2019, ￦ 5,715 million and ￦ 4,524 million, respectively, are restricted for the use in a government project.
(*2)
As of December 31, 2018 and 2019, financial instruments amounting to
￦
73,935 million and
￦
73,525 million, respectively, are restricted in use in relation to financial arrangements, provision as collateral and others.

(*3)	As of December 31, 2018 and 2019, ￦ 115,431 million and ￦ 109,395 million of equity and other securities, respectively, have been provided as collateral for borrowings, construction projects and others.

Trade accounts and notes receivables, net [member]
Statement [LineItems]
Summary of Financial Assets
(a) Trade accounts and notes receivable as of December 31, 2018 and 2019 are as follows:

(in millions of Won)	2018		2019
Current
Trade accounts and notes receivable	￦	8,648,250	8,352,968
Finance lease receivables		57,487	221
Unbilled due from customers for contract work		810,655	1,128,116
Less: Allowance for doubtful accounts		(386,188)	(411,274)

	￦	9,130,204	9,070,031

Non-current
Trade accounts and notes receivable	￦	583,797	209,310
Finance lease receivables		45,873	43,725
Less: Allowance for doubtful accounts		(202,545)	(54,250)

	￦	427,125	198,785

Finance lease receivables [member]
Statement [LineItems]
Summary of Financial Assets
(b)	Finance lease receivables are as follows:

(in millions of Won)
Customer	Contents	2018		2019
Officers and employees	Songdo apartment rental	￦	103,360	43,445
ZHAOHUUI PROSPERITY INT’L LTD	Office rental		—	501

		￦	103,360	43,946

Lease receivables [member]
Statement [LineItems]
Summary of Financial Assets
(1)	The details of other receivables as of December 31, 2019 and 2018, are as follows:

(in millions of Won)	2018		2019
Current
Loans	￦	236,782	367,580
Other accounts receivable		954,030	971,845
Accrued income		220,066	272,528
Deposits		108,640	86,519
Lease receivables		—	48,744
Others		16,201	14,510
Less: Allowance for doubtful accounts		(150,090)	(180,209)

	￦	1,385,629	1,581,517

Non-current
Loans	￦	731,344	701,529
Other accounts receivable		155,936	209,039
Accrued income		1,855	65,275
Deposits		152,072	238,261
Lease receivables		—	179,315
Less: Allowance for doubtful accounts		(177,967)	(252,540)

	￦	863,240	1,140,879

(2)	The details of lease receivables are as follows:

(in millions of Won)
Customer	Content of lease agreement	2019
HEUNG-A SHIPPING CO., LTD., MSC KOGAS, ONGC Videsh Limited,	6 Container Ships, 4 Tankers	￦	212,933
GAIL(India) Limited,Myanma Oil and Gas Enterprise	Helicopter, Ship, Office, Jetty		15,126

		￦	228,059